ACCOUNTS RECEIVABLE, NET - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Receivables [Abstract]
Balance at beginning of year	$ 976	$ 965
Provision for credit losses	0	6
Effect of exchange rate	(4)	5
Balance at end of period	$ 972	$ 976